DERIVATIVES, Dedesignated and Undesignated Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivatives [Abstract]
Interest expense	$ 144,742	$ 127,782	$ 123,161
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Gain associated with terminated contracts	1,800
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss, net of tax	(500)
Interest expense	$ 4,100